Financial risk management: (Tables)	12 Months Ended
Dec. 31, 2017
Financial risk management [Abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
At December 31, 2016 and 2017, the Company is exposed to exchange rate risk for monetary position, as shown below:

	December 31,
	2016		2017

Monetary position:
Asset	USD	188,765	USD	50,905
Liability		218,125		148,417

	USD	(29,360)	USD	(97,512)

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The amounts presented in the table reflect the undiscounted cash flows, including contractual interest.

	Under		Between 3 months		Between 1		Between 2 and
At December 31, 2017	3 months		and one year		and 2 years		5 years

Bank loans and interest	Ps	177,080	Ps	606,433	Ps	880,357	Ps	12,146,826
Long term debt		337,107		317,789		633,140		11,442,620
Suppliers		428,881
Accounts payable and accrued expenses		1,175,306

	Under		Between 3 months		Between 1		Between 2 and
At December 31, 2016	3 months		and one year		and 2 years		5 years

Bank loans and interest	Ps	58,336	Ps	44,332	Ps	709,307	Ps	3,648,801
Suppliers		11,401
Accounts payable and accrued expenses		347,190

Disclosure of detailed information about working capital of entity [Text Block]
The following table shows the Company's short term liquidity as of:

	December 31,
	2016		2017

Current assets	Ps	4,233,018	Ps	5,787,862
Current liabilities		593,183		2,408,649

Short term position (liquidity)	Ps	3,639,835	Ps	3,379,213